S-K 1603(a)(9) Restrictions on Selling Securities	Nov. 12, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier to occur of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property after the completion of our initial business combination
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) to the Company’s officers or directors, any affiliate or family member of any of the Company’s officers or directors, any members or partners of the Sponsor or any affiliates of such members and funds and accounts advised by such members, any affiliates of the Sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of one of the individual’s immediate family, any estate planning vehicle or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with the consummation of a Business Combination at prices no greater than the price at which the Founder Shares or Private Placement Shares, as applicable, were originally purchased; (f) pro rata distributions from the Sponsor to its members, partners, or stockholders pursuant to the Sponsor’s operating agreement; (g) by virtue of the laws of the Cayman Islands or the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to the Company for no value for cancellation in connection with the consummation of an initial Business Combination, (i) in the event of the Company’s liquidation prior to the completion of a Business Combination; or (j) in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s Public Shareholders having the right to exchange their Ordinary Shares for cash, securities or other property subsequent to the completion of an initial Business Combination; provided, however, that in the case of clauses (a) through (g) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.
Private Placement Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	until 30 days after the completion of an initial Business Combination
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) to the Company’s officers or directors, any affiliate or family member of any of the Company’s officers or directors, any members or partners of the Sponsor or any affiliates of such members and funds and accounts advised by such members, any affiliates of the Sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of one of the individual’s immediate family, any estate planning vehicle or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with the consummation of a Business Combination at prices no greater than the price at which the Founder Shares or Private Placement Shares, as applicable, were originally purchased; (f) pro rata distributions from the Sponsor to its members, partners, or stockholders pursuant to the Sponsor’s operating agreement; (g) by virtue of the laws of the Cayman Islands or the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to the Company for no value for cancellation in connection with the consummation of an initial Business Combination, (i) in the event of the Company’s liquidation prior to the completion of a Business Combination; or (j) in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s Public Shareholders having the right to exchange their Ordinary Shares for cash, securities or other property subsequent to the completion of an initial Business Combination; provided, however, that in the case of clauses (a) through (g) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions
Working Capital Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	until 30 days after the completion of an initial Business Combination
Alchemy Deeptech Capital Llc, Sponsor [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Alchemy DeepTech Capital LLC
Alchemy Deeptech Capital Llc, Sponsor [Member] | Private Placement Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Alchemy DeepTech Capital LLC